Loan receivables in the financial services segment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Loan Receivables [Line Items]
Non-current loan receivables	$ 420	$ 105
Current loan receivables	760	431
Gross carrying amount
Disclosure of Loan Receivables [Line Items]
Non-current loan receivables	443	112
Current loan receivables	835	474
Loss allowance
Disclosure of Loan Receivables [Line Items]
Non-current loan receivables	(23)	(7)
Current loan receivables	$ (75)	$ (43)